SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
SHORT-TERM BORROWINGS	SHORT-TERM BORROWINGS

Below is a summary of our short-term borrowings as at December 31, 2019 and 2018.

	As at December 31
(In millions of dollars)	2019	2018

Accounts receivable securitization program	650	650
US commercial paper program	1,588	1,605

Total short-term borrowings	2,238	2,255

Below is a summary of the activity relating to our short-term borrowings for the years ended December 31, 2019 and 2018.

	Year ended December 31, 2019			Year ended December 31, 2018
	Notional	Exchange	Notional	Notional	Exchange	Notional
(In millions of dollars, except exchange rates)	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

Proceeds received from US commercial paper	12,897	1.328	17,127	15,262	1.294	19,752
Repayment of US commercial paper	(12,876)	1.328	(17,094)	(14,858)	1.295	(19,244)
Net proceeds received from US commercial paper			33			508

Proceeds received from accounts receivable securitization			—			225
Repayment of accounts receivable securitization			—			(225)
Net proceeds received from accounts receivable securitization			—			—

Proceeds received from credit facilities	420	1.336	561	—	—	—
Repayment of credit facilities	(420)	1.343	(564)	—	—	—
Net repayment of credit facilities			(3)			—

Net proceeds received on short-term borrowings			30			508

ACCOUNTS RECEIVABLE SECURITIZATION PROGRAM
We participate in an accounts receivable securitization program with a Canadian financial institution that allows us to sell certain trade receivables into the program. As at December 31, 2019, the proceeds of the sales were committed up to a maximum of $1,050 million (2018 - $1,050 million) and the program has a term of November 1, 2020.

	As at December 31
(In millions of dollars)	2019	2018

Trade accounts receivable sold to buyer as security	1,359	1,391
Short-term borrowings from buyer	(650)	(650)

Overcollateralization	709	741

There was no net activity related to our accounts receivable securitization program for the years ended December 31, 2019 and 2018.

We continue to service and retain substantially all of the risks and rewards relating to the accounts receivable we sell, and therefore, the receivables remain recognized on our Consolidated Statements of Financial Position and the funding received is recognized as short-term borrowings. The buyer's interest in these trade receivables ranks ahead of our interest. The program restricts us from using the receivables as collateral for any other purpose. The buyer of our trade receivables has no claim on any of our other assets.

US COMMERCIAL PAPER PROGRAM
We have a US CP program that allows us to issue up to a maximum aggregate principal amount of US$1.5 billion. Funds can be borrowed under this program with terms to maturity ranging from 1 to 397 days, subject to ongoing market conditions. Any issuances made under the US CP program will be issued at a discount. Borrowings under our US CP program are classified as short-term borrowings on our Consolidated Statements of Financial Position when they are due within one year from the date of the financial statements.

Below is a summary of the activity relating to our US CP program for the years ended December 31, 2019 and 2018.

	Year ended December 31, 2019			Year ended December 31, 2018
	Notional	Exchange	Notional	Notional	Exchange	Notional
(In millions of dollars, except exchange rates)	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

US commercial paper, beginning of year	1,177	1.364	1,605	746	1.253	935
Net proceeds received from US commercial paper	21	1.571	33	404	1.257	508
Discounts on issuance [1]	25	1.320	33	27	1.333	36
(Gain) loss on foreign exchange [1]			(83)			126

US commercial paper, end of year	1,223	1.298	1,588	1,177	1.364	1,605
[1] Included in finance costs.

Concurrent with the US CP borrowings, we entered into debt derivatives to hedge the foreign currency risk associated with the principal and interest components of the borrowings under the US CP program (see note 17). We have not designated these debt derivatives as hedges for accounting purposes.

NON-REVOLVING CREDIT FACILITY
On April 1, 2019, we entered into a new US$2.2 billion ($2.9 billion) non-revolving credit facility. Subsequently, we borrowed US$420 million ($561 million) and repaid US$420 million ($564 million) on this facility. Concurrent with the borrowings, we entered into debt derivatives to hedge the foreign currency risk associated with the borrowings under the non-revolving credit facility. We did not designate these debt derivatives as hedges for accounting purposes. On May 3, 2019, we cancelled the non-revolving credit facility.LONG-TERM DEBT

					As at December 31
(In millions of dollars, except interest rates)	Due date		Principal amount	Interest rate	2019	2018

Senior notes	2019		400	2.800%	—	400
Senior notes	2019		500	5.380%	—	500
Senior notes	2020		900	4.700%	—	900
Senior notes	2021		1,450	5.340%	1,450	1,450
Senior notes	2022		600	4.000%	600	600
Senior notes	2023	US	500	3.000%	649	682
Senior notes	2023	US	850	4.100%	1,104	1,160
Senior notes	2024		600	4.000%	600	600
Senior notes	2025	US	700	3.625%	909	955
Senior notes	2026	US	500	2.900%	649	682
Senior notes	2029		1,000	3.250%	1,000	—
Senior debentures [1]	2032	US	200	8.750%	260	273
Senior notes	2038	US	350	7.500%	455	478
Senior notes	2039		500	6.680%	500	500
Senior notes	2040		800	6.110%	800	800
Senior notes	2041		400	6.560%	400	400
Senior notes	2043	US	500	4.500%	649	682
Senior notes	2043	US	650	5.450%	844	887
Senior notes	2044	US	1,050	5.000%	1,365	1,433
Senior notes	2048	US	750	4.300%	973	1,022
Senior notes	2049	US	1,250	4.350%	1,624	—
Senior notes	2049	US	1,000	3.700%	1,299	—
					16,130	14,404
Deferred transaction costs and discounts					(163)	(114)
Less current portion					—	(900)

Total long-term debt					15,967	13,390

[1]	Senior debentures originally issued by Rogers Cable Inc. which are unsecured obligations of RCI and for which RCCI was an unsecured guarantor as at December 31, 2019 and 2018.

Each of the above senior notes and debentures are unsecured and, as at December 31, 2019, were guaranteed by RCCI, ranking equally with all of RCI's other senior notes, debentures, bank credit facilities, and letter of credit facilities. We use derivatives to hedge the foreign exchange risk associated with the principal and interest components of all of our US dollar-denominated senior notes and debentures (see note 17).

The tables below summarize the activity relating to our long-term debt for the years ended December 31, 2019 and 2018.

	Year ended December 31, 2019			Year ended December 31, 2018
(In millions of dollars, except exchange rates)	Notional	Exchange	Notional	Notional	Exchange	Notional
	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

Credit facility borrowings (US$)	—	—	—	125	1.257	157
Credit facility repayments (US$)	—	—	—	(125)	1.256	(157)
Net borrowings under credit facilities			—			—

Senior note issuances (Cdn$)			1,000			—
Senior note issuances (US$)	2,250	1.326	2,984	750	1.251	938
Total senior note issuances			3,984			938

Senior note repayments (Cdn$)			(1,800)			—
Senior note repayments (US$)	—	—	—	(1,400)	1.258	(1,761)
Total senior note repayments			(1,800)			(1,761)

Net issuance (repayment) of senior notes			2,184			(823)

Net issuance (repayment) of long-term debt			2,184			(823)

	Years ended December 31
(In millions of dollars)	2019	2018

Long-term debt net of transaction costs, beginning of year	14,290	14,448
Net issuance (repayment) of long-term debt	2,184	(823)
(Gain) loss on foreign exchange	(458)	672
Deferred transaction costs incurred	(61)	(18)
Amortization of deferred transaction costs	12	11

Long-term debt net of transaction costs, end of year	15,967	14,290

WEIGHTED AVERAGE INTEREST RATE
As at December 31, 2019, our effective weighted average interest rate on all debt and short-term borrowings, including the effect of all of the associated debt derivatives and bond forwards, was 4.30% (2018 - 4.45%).

BANK CREDIT AND LETTER OF CREDIT FACILITIES
Our $3.2 billion revolving credit facility is available on a fully revolving basis until maturity and there are no scheduled reductions prior to maturity. The interest rate charged on borrowings from the revolving credit facility ranges from nil to 1.25% per annum over the bank prime rate or base rate, or 0.85% to 2.25% over the bankers' acceptance rate or London Inter-Bank Offered Rate.

In 2018, we amended our revolving credit facility to, among other things, extend the maturity date of the $2.5 billion tranche from March 2022 to September 2023 and to extend the maturity date on the $700 million tranche from March 2020 to September 2021.

As at December 31, 2019, we had available liquidity of $1.6 billion (2018 - $1.6 billion) under our $3.3 billion bank and letter of credit facilities (2018 - $4.2 billion), of which we had utilized $0.1 billion (2018 - $1.0 billion) for letters of credit and reserved $1.6 billion to backstop amounts outstanding under our US CP program borrowings (2018 - $1.6 billion).

SENIOR NOTES AND DEBENTURES
We pay interest on all of our fixed-rate senior notes and debentures on a semi-annual basis.

We have the option to redeem each of our fixed-rate senior notes and debentures, in whole or in part, at any time, if we pay the premiums specified in the corresponding agreements.

Issuance of senior notes
Below is a summary of the senior notes that we issued in 2019 and 2018.

(In millions of dollars, except interest rates and discounts)
Date issued		Principal amount	Due date	Interest rate	Discount/ premium at issuance	Total gross proceeds [1] (Cdn$)	Transaction costs and discounts [2] (Cdn$)

2019 issuances
April 30, 2019		1,000	2029	3.250%	99.746%	1,000	7
April 30, 2019	US	1,250	2049	4.350%	99.667%	1,676	20
November 12, 2019	US	1,000	2049	3.700%	98.926%	1,308	25

2018 issuances
February 8, 2018	US	750	2048	4.300%	99.398%	938	16

[1]	Gross proceeds before transaction costs and discounts.

[2]	Transaction costs and discounts are included as deferred transaction costs and discounts in the carrying value of the long-term debt, and recognized in net income using the effective interest method.

Concurrent with the 2019 and 2018 US dollar-denominated issuances, we entered into debt derivatives to convert all interest and principal payment obligations to Canadian dollars (see note 17).

Repayment of senior notes and related derivative settlements
Below is a summary of the repayment of our senior notes during 2019 and 2018. There were no debt derivatives associated with the 2019 repayments. The associated debt derivatives for the 2018 repayment were settled at time of repayment.

(In millions of dollars)
Maturity date	Notional amount (US$)	Notional amount (Cdn$)
2019 repayments
March 2019	—	400
November 2019	—	500
September 2020, repaid November 2019	—	900
Total 2019 repayments	—	1,800

2018 repayments
August 2018, repaid April 2018	1,400	1,761

In November 2019, we repaid the entire outstanding principal amount of our $900 million 4.7% senior notes otherwise due in September 2020. For the year ended December 31, 2019, we recognized a $19 million loss on repayment of long-term debt reflecting our obligation to pay redemption premiums upon repayment (see note 11).

In April 2018, we repaid the entire outstanding principal amount of our US$1.4 billion ($1.8 billion) 6.8% senior notes otherwise due in August 2018. At the same time, the associated debt derivatives were settled for net proceeds received of $326 million. As a result, we repaid a net amount of $1.5 billion, including settlement of the associated debt derivatives, which was separately funded through our US CP program and our bank credit facility. For the year ended December 31, 2018, we recognized a $28 million loss on repayment of long-term debt reflecting our obligation to pay redemption premiums upon repayment (see note 11).

PRINCIPAL REPAYMENTS
Below is a summary of the principal repayments on our long-term debt due in each of the next five years and thereafter as at December 31, 2019.

(In millions of dollars)
2020	—
2021	1,450
2022	600
2023	1,753
2024	600
Thereafter	11,727
Total long-term debt	16,130

TERMS AND CONDITIONS
As at December 31, 2019 and 2018, we were in compliance with all financial covenants, financial ratios, and all of the terms and conditions of our long-term debt agreements. There were no financial leverage covenants in effect other than those under our bank credit and letter of credit facilities.

The 8.75% debentures due in 2032 contain debt incurrence tests and restrictions on additional investments, sales of assets, and payment of dividends, all of which are suspended in the event the public debt securities are assigned investment-grade ratings by at least two of three specified credit rating agencies. As at December 31, 2019, these public debt securities were assigned an investment-grade rating by each of the three specified credit rating agencies and, accordingly, these restrictions have been suspended as long as the investment-grade ratings are maintained. Our other senior notes do not have any of these restrictions, regardless of the related credit ratings. The repayment dates of certain debt agreements can also be accelerated if there is a change in control of RCI.